Trade and Other Payables	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Trade and Other Payables

NOTE 18: TRADE & OTHER PAYABLES

Trade and other payables as of December 31, 2021 and 2020, consist of the following:

	December 31, 2021	December 31, 2020
Trade payables	$19,060	$15,365
Accrued expenses	6,705	5,705
Accrued interest expense	23,277	26,270
Tax payable	9,032	7,676
Other payable	753	1,060
Professional fees payable	1,893	880
Related Parties (Note 20)	384	–
Deferred lease revenue	1,221	1,933
Total	$62,325	$58,889